SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 49.11%
Australia — 1.16%
$ 230,000	Australia & New Zealand Banking Group Ltd., 6.74%, 12/8/32(a)	$233,167
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	127,822
160,000	South32 Treasury Ltd., 4.35%, 4/14/32(a)	137,235

		498,224

Belgium — 0.28%
121,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	120,593

Canada — 1.01%
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	161,140
173,000	Rogers Communications, Inc., 4.55%, 3/15/52(a)	135,213
144,000	Toronto-Dominion Bank (The), GMTN, 4.46%, 6/8/32	137,068

		433,421

Chile — 0.42%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(b)	181,513

France — 1.11%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	174,488
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	98,896
200,000	Societe Generale SA, 9.38%, (a),(c),(e)	205,133

		478,517

Germany — 1.23%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	198,779
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	167,489
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	162,462

		528,730

Ireland — 1.32%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	204,714
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	137,522
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	227,312

		569,548

Italy — 1.90%
450,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	456,404
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(c)	151,491
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	208,033

		815,928

Japan — 3.14%
220,000	Mitsubishi UFJ Financial Group, Inc., 5.13%, 7/20/33(c)	210,405
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	353,008

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	$208,660
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	186,583
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	196,610
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	192,422

		1,347,688

Luxembourg — 2.12%
915,000	ArcelorMittal SA, 6.80%, 11/29/32	911,518

Norway — 0.72%
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	308,905

Portugal — 0.72%
300,000	EDP Finance BV, 6.30%, 10/11/27(a)	307,687

South Africa — 0.41%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	174,298

Spain — 0.42%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	180,444

Switzerland — 3.69%
250,000	Alcon Finance Corp., 5.38%, 12/6/32(a)	252,288
340,000	Alcon Finance Corp., 5.75%, 12/6/52(a)	344,910
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(c)	173,561
250,000	Credit Suisse Group AG, 3.87%, 1/12/29(b),(c)	201,201
500,000	Credit Suisse Group AG, 6.54%, 8/12/33(a),(c)	438,198
200,000	Credit Suisse Group AG, 9.75%, (b),(c),(e)	175,221

		1,585,379

United Kingdom — 0.87%
200,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	189,339
200,000	HSBC Holdings Plc, 5.40%, 8/11/33(c)	185,745

		375,084

United States — 28.59%
153,000	Aircastle Ltd., 2.85%, 1/26/28(a)	125,660
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	139,517
165,000	AT&T, Inc., 2.55%, 12/1/33	126,885
220,000	AT&T, Inc., 3.65%, 9/15/59	148,932
465,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.700%), 4.90%, 5/24/24(a),(g)	456,219
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	191,676
230,000	Bank of America Corp., 4.57%, 4/27/33(c)	210,737
230,000	Bank of America Corp., 5.02%, 7/22/33(c)	218,220
186,000	Broadcom, Inc., 2.60%, 2/15/33(a)	139,424
321,000	Broadcom, Inc., 4.93%, 5/15/37(a)	280,565

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$144,441
700,000	Citigroup, Inc., 0.98%, 5/1/25(c)	655,289
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	177,640
250,000	Comerica Bank, 5.33%, 8/25/33(c)	240,095
120,000	Corebridge Financial, Inc., 3.85%, 4/5/29(a)	109,321
228,000	Discover Financial Services, 6.70%, 11/29/32	232,021
140,000	Energy Transfer LP, 5.55%, 2/15/28	138,721
183,000	Energy Transfer LP, 5.75%, 2/15/33	179,504
180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	159,431
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	141,172
180,000	Fifth Third Bancorp, 6.36%, 10/27/28(c)	185,322
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	121,808
200,000	GE HealthCare Technologies, Inc., 5.86%, 3/15/30(a)	204,941
200,000	GE HealthCare Technologies, Inc., 5.91%, 11/22/32(a)	207,509
133,000	General Motors Co., 5.40%, 4/1/48	109,404
150,000	General Motors Financial Co., Inc., 4.30%, 4/6/29	134,649
110,000	Global Payments, Inc., 5.30%, 8/15/29	106,762
236,000	Global Payments, Inc., 5.95%, 8/15/52	214,455
406,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	314,729
230,000	HCA, Inc., 4.63%, 3/15/52(a)	180,123
142,000	HP, Inc., 4.00%, 4/15/29	130,015
250,000	Huntington National Bank (The), 5.65%, 1/10/30	251,028
110,000	Illumina, Inc., 5.75%, 12/13/27	111,448
300,000	Intel Corp., 4.90%, 8/5/52	266,526
140,000	JPMorgan Chase & Co., 4.57%, 6/14/30(c)	132,197
190,000	JPMorgan Chase & Co., 4.91%, 7/25/33(c)	180,747
170,000	Keurig Dr Pepper, Inc., 4.50%, 4/15/52	142,453
200,000	Kinder Morgan, Inc., 4.80%, 2/1/33	185,483
175,000	KLA Corp., 5.25%, 7/15/62	168,701
259,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	173,070
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	118,143
160,000	Meta Platforms, Inc., 3.85%, 8/15/32	141,858
179,000	Meta Platforms, Inc., 4.45%, 8/15/52	143,298
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(c)	947,034
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	189,653
280,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(c)	262,970
235,000(f)	Morgan Stanley, 5.79%, 11/18/33(c)	284,026
180,000	Oracle Corp., 4.10%, 3/25/61	125,688
210,000	Oracle Corp., 6.15%, 11/9/29	218,321
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	128,573
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	203,516
200,000	SVB Financial Group, 4.57%, 4/29/33(c)	175,970
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(b)	113,583
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	160,046
130,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(a)	126,173
145,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29(a)	125,673
188,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42(a)	144,572

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52(a)	$301,057
440,000	Wells Fargo & Co., GMTN, 4.81%, 7/25/28(c)	428,925
220,000	Wells Fargo & Co., GMTN, 4.90%, 7/25/33(c)	208,342

		12,284,261

Total Corporate Bonds (Cost $23,446,708)		21,101,738

U.S. Government Agency Backed Mortgages — 23.62%
United States — 23.62%
725,000	Fannie Mae, (TBA), 3.00%, 1/1/53	635,713
3,000,000	Fannie Mae, (TBA), 2.50%, 1/1/53	2,537,412
3,800,000	Fannie Mae, (TBA), 2.00%, 1/1/53	3,092,288
893,934	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	839,427
194,315	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	193,925
571,255	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	573,829
224,560	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	228,778
450,000	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	466,784
99,800	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	101,620
893,836	Freddie Mac, Pool #QE6931, 4.50%, 7/1/52	864,754
447,102	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	431,084
175,000	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	180,915

		10,146,529

Total U.S. Government Agency Backed Mortgages (Cost $10,451,314)		10,146,529

Shares

Collateralized Mortgage Obligations — 16.39%
United States — 16.39%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 5.68%, 1/16/37(a),(g)	311,165
13,043	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 6.14%, 3/25/29(a),(g)	13,038
41,725	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 6.24%, 10/25/28(a),(g)	41,691
370,686	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 5.72%, 10/15/38(a),(g)	348,679
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 5.74%, 10/15/36(a),(g)	205,419
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 8.22%, 6/15/27(a),(g)	494,470
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.19%, 3/15/39(a),(g)	376,866
354,763	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.17%, 4/15/37(a),(g)	334,710
600,000	Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.41%, 4/10/46(a),(h)	585,373

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

$ 207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 5.83%, 12/25/41(a),(g)	$193,569
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 7.03%, 3/25/42(a),(g)	87,198
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a),(h)	580,790
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.19%, 4/25/29(a),(g)	673,669
263,278	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 4.83%, 11/25/41(a),(g)	256,084
196,458	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.500%), 5.43%, 10/25/41(a),(g)	184,919
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 6.33%, 2/25/42(a),(g)	447,246
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (LIBOR USD 1-Month + 1.150%), 5.47%, 10/15/36(a),(g)	239,859
322,699	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	284,929
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 6.29%, 1/15/39(a),(g)	371,864
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	346,220
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	335,657
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	328,157
Total Collateralized Mortgage Obligations (Cost $7,528,018)		7,041,572

Asset Backed Securities — 12.60%
Cayman Islands — 1.23%
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 5.73%, 10/17/29(a),(g)	289,470
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 5.76%, 4/25/31(a),(g)	238,075

		527,545

United Kingdom — 0.57%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 5.20%, 11/15/29(a),(g)	244,110

United States — 10.80%
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	484,999
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	448,708
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	407,175

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

$ 280,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	$257,815
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	411,463
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	199,909
500,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	483,427
400,000	GM Financial Automobile Leasing Trust, Series 2022-3, Class B, 4.90%, 8/20/26	393,779
181,240	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(a)	154,987
243,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	224,493
282,149	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	253,004
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	332,765
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	202,280
400,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42%, 11/15/27	388,585

		4,643,389

Total Asset Backed Securities (Cost $5,844,177)		5,415,044

Principal Amount

Bank Loans — 5.99%
Ireland — 2.07%
394,962	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 6.60%, 12/1/27(g)	393,623
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 5.67%, 11/5/28(g)	496,750

		890,373

United States — 3.92%
500,000	Entegris, Inc., 1st Lein Term Loan B, (Term SOFR 1M + 3.00%), 5.89%, 7/6/29(g)	498,125
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 5.77%, 6/21/26(g)	398,408
394,885	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 5.87%, 9/20/26(g)	392,417
394,987	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.10%, 6/3/28(g)	392,847

		1,681,797

Total Bank Loans (Cost $2,583,152)		2,572,170

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 0.23%
Mexico — 0.23%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	$96,793

Total Foreign Government Bonds (Cost $164,218)		96,793

Shares

Investment Company — 4.06%
1,744,250	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	1,744,250

Total Investment Company (Cost $1,744,250)		1,744,250

Total Investments (Cost $51,761,837) — 112.00%		$48,118,096
Liabilities in excess of other assets — (12.00)%		(5,154,209)

NET ASSETS — 100.00%		$42,963,887

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Foreign currency exchange contracts as of December 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	632,000	GBP	548,055	Citibank N.A.	1/19/23	$14,535
EUR	160,000	NOK	1,672,082	Citibank N.A.	1/19/23	694
EUR	550,000	USD	581,966	Citibank N.A.	1/19/23	7,610
JPY	31,099,950	USD	210,000	Citibank N.A.	1/19/23	27,609
JPY	31,123,050	USD	210,000	Citibank N.A.	1/19/23	27,785

						$78,233
GBP	300,000	EUR	343,242	Citibank N.A.	1/19/23	$(5,053)
NOK	4,096,773	EUR	394,017	Citibank N.A.	1/19/23	(3,845)
NOK	2,199,837	EUR	210,000	Citibank N.A.	1/19/23	(377)
USD	415,622	EUR	400,000	Citibank N.A.	1/19/23	(13,160)
USD	1,608,940	EUR	1,627,497	Citibank N.A.	1/19/23	(135,665)
USD	320,000	GBP	268,344	Citibank N.A.	1/19/23	(4,595)
USD	666,230	GBP	577,629	Citibank N.A.	1/19/23	(32,484)
USD	410,000	JPY	59,638,805	Citibank N.A.	1/19/23	(45,651)

						$(240,830)

Total						$(162,597)

Financial futures contracts as of December 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
30 Year U.S. Treasury Bond	9	March 2023	$117	USD $ 1,128,094	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	16	March 2023	(32,712)	USD 2,149,000	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	29	March 2023	(2,882)	USD 3,129,961	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	8	March 2023	(1,042)	USD 1,640,625	Morgan Stanley & Co. LLC

Total			$(36,519)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Japan Treasury Bond	1	March 2023	$20,611	JPY	$1,108,351	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	25	March 2023	42,919	USD	2,957,031	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	March 2023	26,707	EUR	144,768	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	5	March 2023	21,190	EUR	619,523	Morgan Stanley & Co. LLC
Euro-Schatz	1	March 2023	1,412	EUR	112,847	Morgan Stanley & Co. LLC
Long Gilt Future	2	March 2023	16,875	GBP	241,548	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	8	March 2023	12,998	USD	898,375	Morgan Stanley & Co. LLC

Total			$142,712

Interest rate swaps as of December 31, 2022:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
1.65%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/32	USD	1,380	$232,629
2.71%	CNY-CITILDN	Weekly	Morgan Stanley & Co. LLC	1/19/28	CNH	6,335	(3,193)
2.62%	CNY-STACHA	Weekly	Morgan Stanley & Co. LLC	1/19/28	CNH	1,647	(1,809)

							$(5,002)

Total							$227,627

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Credit default swaps buy protection as of December 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 39	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD6,703	$28,354	$(84,384)	$(56,030)
1.00%	Markit CDX IG Index, Series 39	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD3,990	17,955	(51,307)	(33,352)

Total						$46,309	$(135,691)	$(89,382)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

CNH - Chinese Yuan Renminbi

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Collateralized Mortgage Obligations	16.39%
Asset Backed Securities	12.60%
Foreign Government Bonds	0.23%
Financial	52.73%
Technology	5.38%
Consumer, Cyclical	4.95%
Consumer, Non-cyclical	4.95%
Basic Materials	2.85%
Energy	2.47%
Communications	1.96%
Industrial	1.75%
Utilities	1.68%
Other*	(7.94)%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.